Line of Credit, Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Line of credit, related parties	$ 883,224	$ 370,179
Interest expense on line of credit	$ 33,724	$ 179